Transactions with Former Parent — Cyxtera (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended		13 Months Ended
	Feb. 08, 2021	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Feb. 08, 2021
Transactions with Former Parent — Cyxtera (Details) [Line Items]
Services agreement price				$ 0.1
Transition services agreement amount			$ 4.2	0.1
Short term lease cost				1.5
Variable lease cost				0.1
Management fees			0.1	0.3
Aggregate principal amount		$ 95.2
Promissory notes for additional amounts		52.5
Initial aggregate principal amount		$ 147.7
Unpaid principal balance percentage		3.00%
Received advances			19.4
Outstanding principal and interest	$ 133.6		153.8		$ 133.6
Interest expense			0.5	$ 4.1
Repaid amount	20.6
Partial repayment	$ 99.0
Note extinguishment price					$ 34.6
Service Provider Fees [Member]
Transactions with Former Parent — Cyxtera (Details) [Line Items]
Aggregate amount			$ 1.0